Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued share capital	Common shares at par value	Additional paid in capital	Share premium	Warrants	Treasury shares	Foreign currency translation reserve	Fair value reserve	Retained earnings	Total
Balance at Dec. 31, 2017	$ 143,376		$ 2,773				$ (269)	$ 14,209	$ 141,312	$ 301,401
Impact of adopting IFRS 9								(6,681)	6,644	(37)
As at 1 January 2018	143,376		2,773				(269)	7,528	147,956	301,364
Profit for the year									25,542	25,542
Other comprehensive income							(26)	(6,574)		(6,600)
Total comprehensive income							(26)	(6,574)	25,542	18,942
Purchase of treasury shares – (note 19)						(15,050)				(15,050)
Cash dividends (note 20)									(4,091)	(4,091)
Balance at Dec. 31, 2018	143,376		2,773			(15,050)	(295)	954	169,407	301,165
Profit for the year									23,565	23,565
Other comprehensive income							(38)	3,320		3,282
Total comprehensive income							(38)	3,320	23,565	26,847
Purchase of treasury shares – (note 19)						(5,053)				(5,053)
Cash dividends (note 20)									(10,816)	(10,816)
Balance at Dec. 31, 2019	143,376		2,773			(20,103)	(333)	4,274	182,156	312,143
Profit for the year									31,669	31,669
Other comprehensive income							(16)	13,886		13,870
Total comprehensive income							(16)	13,886	31,669	45,539
Issuance of shares in connection with Business Combination (note 18) and (note 32) - at par value of USD 0.01		485								485
Issuance of warrants in connection with Business Combination (note 32)					9,210					9,210
Deemed distribution to shareholders in connection with Business Combination (note 32)				(80,000)						(80,000)
Business Combination elimination adjustments (note 32)	(143,376)		(2,773)	237,228		20,103			(10)	111,172
Issuance of Restricted Shares Awards (note 31)		1		449						450
Cash dividends (note 20)									(4,360)	(4,360)
Balance at Dec. 31, 2020		$ 486		$ 157,677	$ 9,210		$ (349)	$ 18,160	$ 209,455	$ 394,639